Finance Receivables (Details 3) (Tribute Term Loan [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Tribute Term Loan [Member]
Note2FinanceReceivablesDetailsFairValueAssumptionsLineItems [Line Items]
Dividend rate	0.00%	0.00%
Risk-free rate	2.20%	2.50%
Expected life (years)	6 years 3 months 18 days	6 years 7 months 6 days
Expected volatility	97.00%	97.00%